Statutory Surplus Reserves - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Statutory surplus reserves (note 19)	$ 26,643,000		$ 19,549,000
Dividends payable, current	0		0
Restricted paid in capital, additional paid in capital and statutory surplus reserves	75,447,000	¥ 519	68,353,000	¥ 473
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	154,437,000		116,365,000
Sinovac Beijing
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	$ 0		$ 0		$ 0